John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Shares	Value
Preferred securities 120.9% (79.2% of Total investments)		$724,250,571
(Cost $701,811,340)
Communication services 10.4%		62,620,620
Diversified telecommunication services 2.8%
Qwest Corp., 6.125%	20,000	494,000
Qwest Corp., 6.500%	141,033	3,594,931
Qwest Corp., 6.750%	330,000	8,688,900
Qwest Corp., 6.875% (A)	150,513	3,919,359
Wireless telecommunication services 7.6%
Telephone & Data Systems, Inc., 6.875% (A)	473,000	12,014,200
Telephone & Data Systems, Inc., 7.000% (A)(B)	415,000	10,557,600
United States Cellular Corp., 6.950% (A)	673,431	17,159,022
United States Cellular Corp., 7.250% (A)	227,085	6,192,608
Consumer staples 1.9%		11,610,000
Food and staples retailing 1.9%
Ocean Spray Cranberries, Inc., 6.250% (C)	135,000	11,610,000
Energy 1.0%		5,766,600
Oil, gas and consumable fuels 1.0%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,766,600
Financials 46.9%		280,804,135
Banks 23.8%
Bank of America Corp., 6.000% (A)	142,625	3,886,531
Bank of America Corp. (6.450% to 12-2-19, then 3 month LIBOR + 1.327%) (A)	140,000	3,770,200
Bank of America Corp., 6.500% (A)	145,100	3,708,756
BB&T Corp. (Callable 12-3-19), 5.200% (A)	462,500	11,807,625
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.306% (A)(D)	338,275	9,231,525
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	616,412	17,783,486
Fifth Third Bancorp, 6.000%	211,595	5,810,399
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (A)(D)	466,377	12,317,017
JPMorgan Chase & Co., 6.100% (A)	105,000	2,694,300
JPMorgan Chase & Co., 6.125% (A)	980,000	24,803,800
Regions Financial Corp., 6.375% (A)	144,408	3,724,282
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	211,500	5,608,980
The PNC Financial Services Group, Inc., 5.375% (A)	40,000	1,034,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	210,000	5,709,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)	180,000	4,924,800
Wells Fargo & Company, 6.000% (A)(B)	550,000	13,997,500
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)	388,450	11,214,552
Western Alliance Bancorp, 6.250%	20,000	533,000
Capital markets 9.1%
Ares Management Corp., 7.000% (A)	2,513	67,273
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	170,000	4,785,500
Morgan Stanley, 6.625% (A)	170,000	4,329,900
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	130,000	3,699,800
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(B)	692,953	20,144,144
State Street Corp., 5.250% (A)	65,000	1,652,950
State Street Corp., 6.000% (A)(B)	795,000	20,193,000
Consumer finance 1.4%
Capital One Financial Corp., 6.700%	52,650	1,335,204
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Navient Corp., 6.000% (A)	295,208	$6,993,478
Insurance 12.4%
Aegon Funding Corp. II, 5.100% (A)	281,000	7,238,560
American International Group, Inc., 5.850% (A)(B)	221,000	6,004,570
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)(B)	325,000	9,135,750
Brighthouse Financial, Inc., 6.600%	293,491	8,185,464
Prudential Financial, Inc., 5.750% (A)	150,000	3,891,000
Prudential PLC, 6.500% (A)	85,943	2,314,445
RenaissanceRe Holdings, Ltd., Series C, 6.080% (A)	15,000	408,300
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	61,882	1,759,305
The Phoenix Companies, Inc., 7.450% (A)	574,500	9,242,556
Unum Group, 6.250%	155,000	4,253,200
W.R. Berkley Corp., 5.625% (A)(B)	863,030	21,670,683
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	937,600
Industrials 2.3%		13,581,750
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (A)(B)	525,000	13,581,750
Information technology 2.3%		13,537,750
Semiconductors and semiconductor equipment 2.3%
Broadcom, Inc., 8.000%	12,500	13,537,750
Real estate 5.5%		32,981,023
Equity real estate investment trusts 5.5%
American Homes 4 Rent, Series E, 6.350%	35,000	930,300
American Homes 4 Rent, Series F, 5.875%	175,450	4,586,263
Digital Realty Trust, Inc., 6.350%	921	23,808
Digital Realty Trust, Inc., 6.625%	10,900	290,267
Public Storage, 5.200% (A)	189,500	4,809,510
Public Storage, 5.375% (A)	21,275	541,874
Public Storage, 5.875% (A)	30,000	758,100
Senior Housing Properties Trust, 5.625% (A)(B)	862,332	21,040,901
Utilities 50.6%		303,348,693
Electric utilities 17.3%
Duke Energy Corp., 5.125% (A)(B)	856,300	21,707,205
Duke Energy Corp., 5.750% (A)	240,000	6,696,000
Entergy Louisiana LLC, 5.250% (A)	153,587	3,984,047
Interstate Power & Light Company, 5.100% (A)	157,514	4,104,815
NextEra Energy Capital Holdings, Inc., 5.125% (A)	190,000	4,780,400
PPL Capital Funding, Inc., 5.900% (A)	966,981	24,590,327
SCE Trust II, 5.100% (A)(B)	557,307	12,673,161
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)	120,000	2,864,400
The Southern Company, 6.250% (A)	190,000	5,014,100
The Southern Company, 6.750% (A)	320,000	17,011,200
Gas utilities 4.9%
South Jersey Industries, Inc., 5.625%	400,000	10,484,000
South Jersey Industries, Inc., 7.250%	370,750	18,908,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities 28.4%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (A)	375,000	$10,413,750
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (A)	558,675	15,614,966
CenterPoint Energy, Inc., 7.000%	800,000	40,800,000
CMS Energy Corp., 5.625% (A)	235,000	6,359,100
Dominion Energy, Inc., 7.250% (A)(B)	349,750	37,496,698
DTE Energy Company (Callable 12-3-19), 5.250% (A)	327,000	8,318,880
DTE Energy Company (Callable 12-1-22), 5.250% (A)	200,000	5,378,000
DTE Energy Company, 6.000% (A)	82,772	2,251,398
DTE Energy Company, 6.250%	189,000	9,597,420
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	296,303	8,148,333
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	348,000	9,643,080
Sempra Energy, 5.750% (A)	370,000	9,805,000

Sempra Energy, 6.750%	57,700	6,704,163
Common stocks 4.7% (3.1% of Total investments)		$28,180,200
(Cost $35,815,843)
Communication services 0.4%		2,652,700
Diversified telecommunication services 0.4%
CenturyLink, Inc. (A)	205,000	2,652,700
Energy 4.3%		25,527,500
Oil, gas and consumable fuels 4.3%
BP PLC, ADR (A)	48,000	1,819,680
Equitrans Midstream Corp. (A)	468,013	6,514,741
Kinder Morgan, Inc. (A)	614,859	12,284,879
The Williams Companies, Inc. (A)	220,000	4,908,200

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 24.9% (16.4% of Total investments)				$149,297,350
(Cost $143,606,191)
Communication services 1.5%				8,818,833
Wireless telecommunication services 1.5%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	7,616,000	8,818,833
Consumer discretionary 2.1%				12,729,558
Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(F)	6.500	09-30-28	12,682,000	12,729,558
Energy 5.3%				31,847,486
Oil, gas and consumable fuels 5.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	12,273,000	11,812,763
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	1,075,480
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(D)	5.271	11-01-66	9,000,000	6,750,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (A)(B)(F)	6.625	02-15-28	8,550,000	8,154,563
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	4,000,000	4,054,680
Financials 11.8%				70,861,748
Banks 9.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(F)	5.875	03-15-28	4,000,000	4,397,800
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	7,809,000	$8,316,585
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (F)	7.375	08-19-25	1,750,000	1,977,500
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	4,750,000	4,987,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(F)	6.375	04-06-24	7,500,000	7,968,750
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,500,000	8,999,375
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	4,500,000	4,639,815
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(F)	7.500	06-27-24	8,000,000	8,760,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,175,000	3,631,406
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,160,000
Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	3,150,000	3,425,625
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,330,000	4,669,472
Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	5,452,550
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (A)(B)	5.700	09-15-48	1,300,000	1,475,370
Industrials 1.1%				6,463,500
Trading companies and distributors 1.1%
AerCap Holdings NV (5.875% to 10-10-24, then 5 Year CMT + 4.535%)	5.875	10-10-79	6,200,000	6,463,500
Utilities 3.1%				18,576,225
Electric utilities 2.2%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	5,750,000	6,465,645
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(F)	6.250	02-01-22	7,000,000	6,842,500
Multi-utilities 0.9%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	3,000,000	3,238,080
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(F)	5.650	06-15-23	2,000,000	2,030,000

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0% (1.3% of Total investments)				$12,181,000
(Cost $12,181,000)
U.S. Government Agency 1.7%				10,066,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	11-01-19	1,789,000	1,789,000
Federal Home Loan Bank Discount Note	1.500	11-01-19	8,277,000	8,277,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Par value^	Value
Repurchase agreement 0.3%		2,115,000

Repurchase Agreement with State Street Corp. dated 10-31-19 at 0.550% to be repurchased at $2,115,032 on 11-1-19, collateralized by $2,140,000 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $2,160,424, including interest)	2,115,000	2,115,000
Total investments (Cost $893,414,374) 152.5%		$913,909,121
Other assets and liabilities, net (52.5%)		(314,617,874)
Total net assets 100.0%		$599,291,247

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-19 was $597,425,435. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $219,760,487.
(B)	All or a portion of this security is on loan as of 10-31-19, and is a component of the fund's leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-19:
United States	88.2%
United Kingdom	4.6%
Canada	4.4%
Bermuda	1.0%
Other countries	1.8%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2019	$(89,376,058)	$(88,601,875)	$774,183
						$774,183
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,418,329)	$(1,418,329)
								—	$(1,418,329)	$(1,418,329)

(a)	At 10-31-19, the 3 month LIBOR was 1.902%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$62,620,620	$62,620,620	—	—
Consumer staples	11,610,000	—	$11,610,000	—
Energy	5,766,600	5,766,600	—	—
Financials	280,804,135	271,561,579	9,242,556	—
Industrials	13,581,750	13,581,750	—	—
Information technology	13,537,750	13,537,750	—	—
Real estate	32,981,023	32,981,023	—	—
Utilities	303,348,693	295,200,360	8,148,333	—
Common stocks	28,180,200	28,180,200	—	—
Corporate bonds	149,297,350	—	149,297,350	—
Short-term investments	12,181,000	—	12,181,000	—
Total investments in securities	$913,909,121	$723,429,882	$190,479,239	—
Derivatives:
Assets
Futures	$774,183	$774,183	—	—
Liabilities
Swap contracts	(1,418,329)	—	$(1,418,329)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
8	|